U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITES SOLD PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.	Name and address of issuer:

The Prudential Variable Contract Account - 11
655 Broad Street
17th Floor
Newark, New Jersey 07102-4077

2.

The name of each series or class of securities for which this Form is filed

(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):[x]

3.	Investment Company Act File Number: 811-03422

Securities Act File Number: 2-76581

4.	(a) Last day of fiscal year for which this Form is filed: December 31, 2016

(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

(c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$ 1,731,599

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$3,241,840

	(iii)	Aggregate price of securities redeemed or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$ 90,529,422

	(iv)	Total available redemption credits [add items 5(ii) and 5(iii)]:	$93,771,262

	(v)	Net sales — if item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(I)]:	$0

	(vi)	Redemption credits available for use in future years — if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(92,039,663)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):	x 0.00011590

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $ 0

6.	Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.	Interest due — if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D): $ 0

8.	Total of the amount of the registration fee due plus any interest due
[Item 5(viii) plus Item 7]: = $0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: None

Method of Delivery:

[ ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date: March 30, 2017

Item 5(iv) includes aggregate credits for net redemptions during fiscal years 2002 through 2015, for which neither the Separate Account nor the Fund completed the 24f-2 filings. Please see below.

2001 24F-2 credits:		(28,965,828)
2002	Securities sold 5(i):	43,340,549
	Securities redeemed 5(ii):	(35,415,078)

	Net:	7,925,471

2002 24F-2 credits:		(21,040,357)
2003	Securities sold 5(i):	22,781,406
	Securities redeemed 5(ii):	(33,118,598)

	Net:	(10,337,192)

2003 24F-2 credits:		(31,377,549)
2004	Securities sold 5(i):	17,560,984
	Securities redeemed 5(ii):	(24,285,371)

	Net:	(6,724,387)

2004 24F-2 credits:		(38,101,936)
2005	Securities sold 5(i):	13,683,594
	Securities redeemed 5(ii):	(24,049,386)

	Net:	(10,365,792)

2005 24F-2 credits:		(48,467,728)
2006	Securities sold 5(i):	13,559,046
	Securities redeemed 5(ii):	(21,683,680)

	Net:	(8,124,634)

2006 24F-2 credits:		(56,592,362)
2007	Securities sold 5(i):	9,926,395
	Securities redeemed 5(ii):	(15,137,395)

	Net:	(5,211,000)

2007 24F-2 credits:		(61,803,362)
2008	Securities sold 5(i):	12,925,119
	Securities redeemed 5(ii):	(12,465,465)

	Net:	459,654

2008 24F-2 credits:		(61,343,708)
2009	Securities sold 5(i):	7,058,635
	Securities redeemed 5(ii):	(13,612,962)

	Net:	(6,554,327)

2009 24F-2 credits:		(67,898,035)
2010	Securities sold 5(i):	5,120,684
	Securities redeemed 5(ii):	(11,369,807)

	Net:	(6,249,123)

2010 24F-2 credits:		(74,147,158)
2011	Securities sold 5(i):	6,296,546
	Securities redeemed 5(ii):	(10,401,503)

	Net:	(4,104,957)

2011 24F-2 credits:		(78,252,115)
2012	Securities sold 5(i):	3,107,940
	Securities redeemed 5(ii):	(7,172,202)

	Net:	(4,064,262)

2012 24F-2 credits:		(82,316,377)
2013	Securities sold 5(i):	4,925,495
	Securities redeemed 5(ii):	(8,285,654)

	Net:	(3,360,159)

2013 24F-2 credits:		(85,676,536)
2014	Securities sold 5(i):	2,323,349
	Securities redeemed 5(ii):	(5,249,447)

	Net:	(2,926,098)

2014 24F-2 credits:		(88,602,634)
2015	Securities sold 5(i):	1,843,959
	Securities redeemed 5(ii):	(3,770,747)

	Net:	(1,926,788)

2015 24F-2 credits:		(90,529,422)

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